Summary of significant accounting policies (Details Narrative) - USD ($)	3 Months Ended				11 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	May 12, 2014
Cash and cash equivalents	$ 3,054,308	$ 4,155,444	$ 3,414,421	$ 4,329,496	$ 687,739	$ 4,155,444	$ 2,730,105	$ 4,329,496	$ 489,640
Grant income		$ 20,500		$ 29,999	$ 137,500	$ 254,834	$ 264,333	$ 167,499
Number of shares excluded from computation of earnings per share	631,697		484,650			631,697	484,650	484,650
Restricted Stock [Member]
Share outstanding	1,834,055	1,361,055	623,855	546,886	623,855	1,361,055	1,353,055	546,886
Patents [Member]
Useful lives	15 years					15 years
Minimum [Member]
Estimated useful lives						P3Y
Maximum [Member]
Estimated useful lives						P10Y